Parent Company Only Condensed Financial Information (Tables) - Parent Company	12 Months Ended
Dec. 31, 2022
Schedule of condensed balance sheets

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note(e)
Assets
Current assets
Cash and cash equivalents	18,206	38	6
Short term investments	115,001	—	—
Prepayments and other current assets	58,017	1,958	284
Total current assets	191,224	1,996	290
Other non-current assets	262	—	—
Total assets	191,486	1,996	290

Liabilities
Current liabilities
Accrued expenses and other current liabilities	34,870	43,710	6,337
Convertible note and loan	—	—	—
Total current liabilities	34,870	43,710	6,337
Investment deficit in subsidiaries and consolidated VIEs	301,161	1,483,434	215,079
Other non-current liability	24,930	27,858	4,039
Total liabilities	360,962	1,555,002	225,455

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note2(e)
Shareholders’ deficit
Class A Ordinary shares (US $0.0001 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 86,383,174 and 86,383,174 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	59	59	9
Class B Ordinary shares (US$ 0.0001 par value, 4,700,000,000 and 4,700,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 619,971,303 and 620,725,823shares issued and outstanding as of December 31, 2021 and 2022, respectively)	389	389	61
Additional paid-in capital	13,434,494	13,528,796	1,961,491
Accumulated deficit	(13,532,814)	(15,043,695)	(2,181,132)
Accumulated other comprehensive loss	(71,602)	(38,555)	(5,594)
Total shareholders’ deficit	(169,474)	(1,553,006)	(225,165)

Total liabilities, mezzanine equity and shareholders’ deficit	191,486	1,996	290

Schedule of condensed statement of operations

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)

Operating expenses
Sales and marketing expenses	—	(1,506)	(1,154)	(167)
General and administrative	(3,642)	(14,799)	(33,153)	(4,807)
Loss from operations	(3,642)	(16,305)	(34,307)	(4,974)
Share of loss of subsidiaries and consolidated VIEs	(1,647,290)	(4,191,291)	(1,300,218)	(188,515)
Interest income/(expense), net	(11,276)	(9,214)	8	1
Change in fair value of option and embedded conversion feature	5,216	79,386	—	—
Investment income/(loss), net	—	—	(150,393)	(21,805)
Other income/ (expense), net	1,068	(7,862)	(25,971)	(3,765)
Loss before income tax expenses	(1,655,924)	(4,145,286)	(1,510,881)	(219,058)
Income tax expense	—	—	—	—
Net loss	(1,655,924)	(4,145,286)	(1,510,881)	(219,058)
Accretion of convertible redeemable preferred shares to redemption value	(508,321)	(313,680)	—	—
Net loss attributable to ordinary shareholders of Missfresh Limited	(2,164,245)	(4,458,966)	(1,510,881)	(219,058)

Schedule of condensed statements of cash flows

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)

Net Cash provided by/ (used in) Operating Activities	9,489	(10,440)	(13,428)	(1,947)

Prepayments and investments in subsidiaries and consolidated VIEs	(1,226,420)	(3,678,724)	—	—
Purchase of short-term investments	—	(115,146)	—	—
Maturity of short-term investment	—	—	(3,989)	(578)
Net Cash used in Investing Activities	(1,226,420)	(3,793,870)	(3,989)	(578)

Proceeds from issuance of convertible redeemable preferred shares, net	1,136,109	2,246,824
Proceeds from issuance of convertible note and loan	278,870	—	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	1,621,154	—	—
Repayment of convertible note and loan	—	(259,020)	—	—
Net Cash provided by Financing Activities	1,414,979	3,608,958	—	—

Effect of exchange rate changes on cash and cash equivalents	(97,078)	4,675	(751)	(109)

Net increase/ (decrease) in cash and cash equivalents	100,970	(190,677)	(18,168)	(2,634)
Cash and cash equivalents at the beginning of the year	107,913	208,883	18,206	2,640
Cash and cash equivalents at the end of the year	208,883	18,206	38	6